Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (10,058,996)	$ (4,163,008)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	230,071	230,630
Common stock issued to employee		10,000
Charge for common stock issued for collaboration agreement	1,500,000
Common stock issued in exchange for services	82,148	21,000
Warrants replaced in exchange for renegotiated agreement		429,902
Warrants issued to vendor	4,775	429,902
Stock-based compensation	803,060	462,170
Change in fair value of warrant liability	3,654,770
Change in operating assets and liabilities:
Grants and contracts receivable	(527,778)	23,165
Taxes receivable	(750,356)	574,157
Prepaid expenses	5,302	55,069
Accounts payable	395,787	(179,053)
Accrued compensation	204,244	(99,565)
Total adjustments	5,602,023	1,527,475
Net cash used in operating activities	4,456,973	2,635,533
Investing activities:
Purchases of office equipment	(17,728)	(4,755)
Net cash used in investing activities	(17,728)	(4,755)
Financing activities:
Net proceeds from sale of units containing common stock and warrants	(6,210,537)
Net proceeds from issuance of common stock pursuant to the equity line	528,051
Proceeds from exercise of options and warrants	235,975
Net cash provided by financing activities	6,974,563
Net increase (decrease) in cash and cash equivalents	2,499,862	(2,640,288)
Cash and cash equivalents at beginning of period	3,356,380	5,996,668
Cash and cash equivalents at end of period	5,856,242	3,356,380
Supplemental disclosure of non cash investing and financing activities:
Fair Value of warrants issued in Unit Offering	4,827,788
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	201,311
Supplemental information:
Cash paid for state income taxes	$ 3,080	$ 2,730